EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2026
EARNINGS PER SHARE
EARNINGS PER SHARE

7 EARNINGS PER SHARE

	Six months ended 30 June
	2026	2025
Profit after tax attributable to equity shareholders (£m)	762	806
Weighted average number of shares (million)	8,915	9,046
Less: Weighted average number of treasury shares and shares held by EBTs (million)	(30)	(16)
Basic weighted average number of shares (million)	8,885	9,030
Effect of dilutive potential shares (million)	35	34
Dilutive weighted average number of shares (million)	8,920	9,064
Basic earnings per share (pence)	8.6	8.9
Diluted earnings per share (pence)	8.5	8.9

Diluted earnings per share has been calculated after adjusting the weighted average number of shares used in the basic calculation to assume the conversion of all potentially dilutive shares.